Feb. 12, 2019
Frost Credit Fund

The Advisors’ Inner Circle Fund II

Frost Mid Cap Equity Fund

Frost Total Return Bond Fund

Frost Credit Fund

Frost Low Duration Bond Fund

Supplement dated February 11, 2019 to the

Institutional Class Shares Prospectus, Investor Class Shares Prospectus and A Class Shares

Prospectus, each dated November 28, 2018 (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective immediately, the Prospectuses are hereby supplemented as follows:

I.	The following disclosure is added to the summary “Principal Risks” section in each Prospectus for the Frost Total Return Bond Fund, Frost Credit Fund and Frost Low Duration Bond Fund:

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

II.	Messrs. Alan Adelman and Tom Stringfellow have replaced Mr. Bob Bambace as the portfolio managers of the Frost Mid Cap Equity Fund. Accordingly, the following changes are made:

1.	In the summary “Portfolio Manager” section of each Prospectus for the Frost Mid Cap Equity Fund, the heading “Portfolio Manager” is deleted and replaced with “Portfolio Managers,” and the disclosure relating to Mr. Bambace is deleted and replaced with the following:

Alan Adelman, Senior Research Analyst and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since 2019. Mr. Adelman is supported by a team of appropriately trained, qualified analysts and traders.

Tom L. Stringfellow, CFA, CFP, CPA, CIC and President, CIO and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2015.

2.	In the statutory “Portfolio Managers” section of each Prospectus for the Frost Mid Cap Equity Fund, the paragraph relating to Mr. Bambace is deleted and replaced with the following:

Alan Adelman, Senior Portfolio Manager at Frost, serves as Senior Fund Manager of the Frost Mid Cap Equity Fund. Mr. Adelman is jointly and primarily responsible for the day-to-day management of the Frost Mid Cap Equity Fund. Mr. Adelman joined Frost Investments Advisors in 2019. Prior to joining Frost, he worked for Angeles Investment Advisors from 2016 to 2019. Prior to joining Angeles Investment Advisors, Mr. Adelman worked for Cinque Partners from 2012 to 2016. He earned a Bachelor of Science Degree in Public Administration from Arizona State University.

Tom L. Stringfellow, CFA, CFP, CPA, CIC, President and CIO at Frost, serves as Fund Co-Manager of the Frost Mid Cap Equity Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Mid Cap Equity Fund. Mr. Stringfellow joined Frost Bank, the parent company of The Adviser, in 1980. He received a Bachelor of Arts degree in business administration from Southwest Texas State University, a Master of Arts degree in economics from St. Mary’s University and a Master of Business Administration degree from Texas A&M University - Corpus Christi. Mr. Stringfellow is a holder of the right to use the Chartered Financial Analyst (CFA®) designation and is a member of the CFA Institute.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FIA-SK-048-0100

The Advisors’ Inner Circle Fund II

Frost Mid Cap Equity Fund

Supplement dated February 11, 2019 to the

Statement of Additional Information dated November 28, 2018 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Messrs. Alan Adelman and Tom Stringfellow have replaced Mr. Bob Bambace as the portfolio managers of the Frost Mid Cap Equity Fund. Accordingly, effective immediately, the SAI is hereby supplemented as follows:

1.	In the “Portfolio Managers” section, the row in the “Fund Shares Owned by Portfolio Managers” table relating to Mr. Bambace is deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Alan Adelman*	None
Tom Stringfellow*	$100,001 - $500,000 (Frost Growth Equity Fund) $100,001 - $500,000 (Frost Total Return Bond Fund) $50,001 - $100,000 (Frost Low Duration Bond Fund)

*	Valuation date is December 31, 2018.

2.	In the “Portfolio Managers” section, the row in the “Other Accounts” table relating to Mr. Bambace is deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Alan Adelman*	0	$0	0	$0	0	$0
Tom Stringfellow*	0	$0	0	$0	5	$26

*	Valuation date is December 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FIA-SK-049-0100